9. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 148,335	$ 71,225	$ 245,702
Share issue costs included in Due to Related Parties	32,750		71,250
Share capital recorded	29,500
Share issue costs was included in due to related parties		$ 52,750
Share issue costs related to the issue of finder's warrants	32,665
Share capital related to the issue of common shares	$ 144,750
Share issue costs related to the issue of finder's warrants			$ 63,816